Shareholder Fees - FidelityGrowthStrategiesFund-RetailPRO	Jan. 29, 2024 USD ($)
FidelityGrowthStrategiesFund-RetailPRO | Fidelity Growth Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none